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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2000.

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ X ]; Amendment Number: ___1__
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      International Specialty Products Inc.
Address:   300 Delaware Avenue
           Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Weinberg
Title:     Executive Vice President and General Counsel
Phone:     973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg      Wayne, New Jersey        February 18, 2000
------------------------      -------------------      -------------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

47201.0001

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                   9

Form 13F Information Table Entry Total:              4

Form 13F Information Table Value Total:          $ 33,137
                                                (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number                        Name
---          --------------------                        ----

1                28-5135                        BMCA Holdings Corporation

2                28-5328                        Building Materials Corporation
                                                of America

3                28-4533                        Building Materials Investment
                                                Corporation

4                28-2655                        G Industries Corp.

5                28-2656                        G-I Holdings Inc.

6                28-5326                        GAF Building Materials
                                                Corporation

7                28-2521                        GAF Corporation

8                28-4770                        GAF Fiberglass Corporation

9                28-7274                        ISP Opco Holdings Inc.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1             Column 2      Column 3     Column 4      Column 5           Column 6     Column 7              Column 8


                       TITLE                                  SHARES
                         OF                      VALUE          OR              INVESTMENT      OTHER           VOTING AUTHORITY
NAME OF ISSUER         CLASS        CUSIP      (X$1,000)      PRIN AMT          DISCRETION     MANAGERS      SOLE    SHARED   NONE
--------------         -----        -----      ---------      --------          ----------     --------      ----    ------   ----
CASE CORPORATION       COM          14743R103      2,508        50,350 SH           DEFINED          9                 50,350
NALCO CHEMICAL CO      COM          629853102     26,786       530,412 SH           DEFINED          9                530,412
CASE CORPORATION       COM          14743R103        311         6,250 SH           DEFINED    1,2,3,4,5,6,7,8,9        6,250
NALCO CHEMICAL CO      COM          629853102      3,532        69,938 SH           DEFINED    1,2,3,4,5,6,7,8,9       69,938


                                  COLUMN TOTAL    33,137
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